Related Party Transactions (Details)		1 Months Ended						6 Months Ended	8 Months Ended	12 Months Ended
	Sep. 10, 2021 USD ($)	Jun. 28, 2020 USD ($)	Jun. 28, 2020 CNY (¥)	Jun. 27, 2020 USD ($)	Jun. 27, 2020 CNY (¥)	Jun. 15, 2020 USD ($)	Jun. 15, 2020 CNY (¥)	Jun. 30, 2022 m²	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transactions (Details) [Line Items]
unrelated party amount									$ 146,040
Outstanding loan balance amount									146,040
Construction areas (in Square Meters) | m²								1,788
Total amount of accounts payable to related parties										$ 263,628
Purchase amount	$ 100,000
Repaid amount									17,691
Accured interest									$ 20,284
August 30, 2023 [Member]
Related Party Transactions (Details) [Line Items]
Maturity date									Aug. 30, 2021
Chengdu Zangqingyuan Herb Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Sales amount											$ 93,012
Foshan Xiongluyu Tea Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Sales amount											43,458
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Outstanding loan balance amount										146,040
Chengdu Zhonghe [Member]
Related Party Transactions (Details) [Line Items]
Transfer amount		$ 670,891	¥ 4,380,000
Purchase of fixed assets						$ 1,574,603	¥ 10,280,000
Accounts payable									$ 1,093,557		$ 1,115,902
Accounts receivable										28,997
Accounts payable										229,093
Gasar Biotechnology Co., Ltd [Member]
Related Party Transactions (Details) [Line Items]
Accounts receivable										5,538
Accounts payable										28,997
Mr. Yenhung Liu [Member]
Related Party Transactions (Details) [Line Items]
Accounts receivable										1,081,367
Accounts payable										$ 5,538
Loan agreement [Member]
Related Party Transactions (Details) [Line Items]
Purchase of fixed assets				$ 1,263,665	¥ 8,250,000
Annual interest rate										5.00%
Mr. XuSheng [Member]
Related Party Transactions (Details) [Line Items]
Outstanding loan balance amount									$ 1,285,559
Mr. Szuhao Huang [Member]
Related Party Transactions (Details) [Line Items]
Maturity date										Dec. 31, 2022
Annual interest rate										5.00%
Gasar Biotechnology Co., Ltd [Member]
Related Party Transactions (Details) [Line Items]
Sales amount										$ 53,304